Schedule of Investments(a)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–121.88%(b)
Aerospace & Defense–3.94%
Bombardier, Inc. (Canada),
5.75%, 03/15/2022(c)	$123,000	$121,887
6.00%, 10/15/2022(c)	475,000	452,830
7.50%, 03/15/2025(c)	613,000	529,479
7.88%, 04/15/2027(c)	379,000	323,677
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	801,000	853,566
TransDigm, Inc.,
6.50%, 05/15/2025	336,000	344,190
6.25%, 03/15/2026(c)	256,000	271,681
Triumph Group, Inc.,
8.88%, 06/01/2024(c)	177,000	195,474
7.75%, 08/15/2025	768,000	676,800
		3,769,584
Agricultural & Farm Machinery–1.23%
Titan International, Inc., 6.50%, 11/30/2023	1,285,000	1,180,459
Airlines–1.04%
Delta Air Lines, Inc.,
7.00%, 05/01/2025(c)	618,000	706,584
7.38%, 01/15/2026	256,000	288,092
		994,676
Alternative Carriers–0.46%
Level 3 Financing, Inc.,
5.25%, 03/15/2026	186,000	192,521
3.63%, 01/15/2029(c)	249,000	249,773
		442,294
Apparel Retail–1.42%
L Brands, Inc.,
6.88%, 11/01/2035	776,000	846,325
6.75%, 07/01/2036	104,000	112,407
Michaels Stores, Inc., 8.00%, 07/15/2027(c)	391,000	403,391
		1,362,123
Apparel, Accessories & Luxury Goods–0.69%
Hanesbrands, Inc., 5.38%, 05/15/2025(c)	416,000	443,302
William Carter Co. (The), 5.50%, 05/15/2025(c)	207,000	219,808
		663,110
Auto Parts & Equipment–1.32%
Clarios Global L.P., 6.75%, 05/15/2025(c)	166,000	178,815
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	324,000	349,240
Dana, Inc.,
5.38%, 11/15/2027	357,000	380,428
5.63%, 06/15/2028	70,000	75,660
Tenneco, Inc., 5.00%, 07/15/2026	313,000	282,295
		1,266,438
	Principal Amount	Value
Automobile Manufacturers–3.87%
Ford Motor Co.,
8.50%, 04/21/2023	$227,000	$255,029
9.00%, 04/22/2025	212,000	257,901
9.63%, 04/22/2030	114,000	158,881
4.75%, 01/15/2043	327,000	322,234
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	398,000	410,438
5.13%, 06/16/2025	204,000	220,514
3.38%, 11/13/2025	250,000	251,487
4.39%, 01/08/2026	299,000	311,382
5.11%, 05/03/2029	395,000	426,699
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	1,026,000	1,091,407
Motors Liquidation Co., 8.38%, 07/15/2033(d)(e)	1,640,000	0
		3,705,972
Automotive Retail–2.39%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(c)	1,045,000	1,116,081
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	441,000	451,818
Lithia Motors, Inc.,
5.25%, 08/01/2025(c)	230,000	238,888
4.63%, 12/15/2027(c)	191,000	203,296
4.38%, 01/15/2031(c)	96,000	102,060
Penske Automotive Group, Inc., 5.50%, 05/15/2026	164,000	170,867
		2,283,010
Broadcasting–0.88%
Gray Television, Inc., 7.00%, 05/15/2027(c)	105,000	115,894
iHeartCommunications, Inc., 8.38%, 05/01/2027	547,000	582,180
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(c)	250,000	144,661
		842,735
Building Products–0.40%
Standard Industries, Inc., 5.00%, 02/15/2027(c)	360,000	378,225
Cable & Satellite–8.34%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(c)	1,355,000	1,406,300
5.00%, 02/01/2028(c)	1,240,000	1,304,790
4.50%, 08/15/2030(c)	56,000	59,115
CSC Holdings LLC,
6.50%, 02/01/2029(c)	687,000	769,224
5.75%, 01/15/2030(c)	225,000	243,055
4.63%, 12/01/2030(c)	1,096,000	1,123,493
DISH DBS Corp., 5.88%, 11/15/2024	932,000	992,580
DISH Network Corp., Conv., 3.38%, 08/15/2026	511,000	510,693

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Cable & Satellite–(continued)
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(d)	$514,000	$346,950
8.50%, 10/15/2024(c)(d)	490,000	346,675
9.75%, 07/15/2025(c)(d)	256,000	182,170
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(c)	660,000	699,188
		7,984,233
Casinos & Gaming–2.69%
CCM Merger, Inc., 6.38%, 05/01/2026(c)	674,000	706,082
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(c)(f)	240,000	140,750
MGM Resorts International, 7.75%, 03/15/2022	327,000	349,751
Scientific Games International, Inc.,
8.63%, 07/01/2025(c)	178,000	192,461
8.25%, 03/15/2026(c)	163,000	175,112
7.00%, 05/15/2028(c)	286,000	298,387
Station Casinos LLC, 4.50%, 02/15/2028(c)	721,000	711,537
		2,574,080
Coal & Consumable Fuels–1.55%
Parsley Energy LLC/Parsley Finance Corp.,
5.38%, 01/15/2025(c)	156,000	160,973
4.13%, 02/15/2028(c)	109,000	114,654
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(c)	1,227,000	1,210,896
		1,486,523
Commodity Chemicals–0.48%
Koppers, Inc., 6.00%, 02/15/2025(c)	446,000	460,774
Communications Equipment–0.46%
CommScope Technologies LLC, 6.00%, 06/15/2025(c)	426,000	437,097
Construction & Engineering–0.69%
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(c)	341,000	352,296
9.75%, 07/15/2028(c)	282,000	308,790
		661,086
Construction Machinery & Heavy Trucks–0.71%
Allison Transmission, Inc., 3.75%, 01/30/2031(c)	675,000	681,750
Consumer Finance–3.69%
Navient Corp.,
7.25%, 01/25/2022	225,000	237,234
7.25%, 09/25/2023	685,000	747,934
5.00%, 03/15/2027	195,000	194,294
5.63%, 08/01/2033	1,026,000	964,774
OneMain Finance Corp.,
8.88%, 06/01/2025	485,000	542,885
5.38%, 11/15/2029	768,000	839,040
		3,526,161
	Principal Amount	Value
Copper–2.11%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(c)	$695,000	$722,800
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,044,000	1,295,212
		2,018,012
Data Processing & Outsourced Services–0.59%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(c)	542,000	561,591
Department Stores–1.09%
Macy’s, Inc., 8.38%, 06/15/2025(c)	957,000	1,044,460
Distributors–1.19%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(c)(f)	1,110,000	1,139,948
Diversified Banks–1.71%
Credit Agricole S.A. (France), 8.13%(c)(g)(h)	688,000	832,480
Natwest Group PLC (United Kingdom), 6.00%(g)(h)	730,000	800,445
		1,632,925
Diversified Capital Markets–0.84%
Credit Suisse Group AG (Switzerland), 7.50%(c)(g)(h)	740,000	807,488
Diversified REITs–1.06%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	310,000	304,950
iStar, Inc., 4.75%, 10/01/2024	706,000	707,253
		1,012,203
Electric Utilities–0.26%
Talen Energy Supply LLC, 7.63%, 06/01/2028(c)	232,000	244,615
Electrical Components & Equipment–0.95%
EnerSys, 4.38%, 12/15/2027(c)	294,000	312,283
Sensata Technologies B.V., 4.88%, 10/15/2023(c)	549,000	591,548
		903,831
Electronic Components–0.11%
Sensata Technologies, Inc., 3.75%, 02/15/2031(c)	106,000	107,723
Electronic Equipment & Instruments–0.56%
MTS Systems Corp., 5.75%, 08/15/2027(c)	514,000	534,881
Environmental & Facilities Services–0.67%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(c)	269,000	268,159
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	360,000	372,746
		640,905
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Food Retail–2.77%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
7.50%, 03/15/2026(c)	$236,000	$265,353
5.88%, 02/15/2028(c)	328,000	354,794
3.50%, 03/15/2029(c)	357,000	356,643
Fresh Market, Inc. (The), 9.75%, 05/01/2023(c)	711,000	698,113
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(c)	411,000	431,550
Simmons Foods, Inc., 5.75%, 11/01/2024(c)	535,000	548,375
		2,654,828
Health Care Equipment–0.39%
Hologic, Inc., 3.25%, 02/15/2029(c)	370,000	376,706
Health Care Facilities–4.16%
Acadia Healthcare Co., Inc.,
6.50%, 03/01/2024	375,000	385,742
5.00%, 04/15/2029(c)	668,000	705,575
Community Health Systems, Inc.,
6.63%, 02/15/2025(c)	318,000	324,296
8.00%, 03/15/2026(c)	704,000	740,256
8.00%, 12/15/2027(c)	333,000	347,985
Encompass Health Corp., 4.75%, 02/01/2030	654,000	697,040
HCA, Inc.,
5.38%, 02/01/2025	440,000	493,247
5.25%, 04/15/2025	242,000	282,483
		3,976,624
Health Care Services–3.03%
Akumin, Inc., 7.00%, 11/01/2025(c)	935,000	964,219
DaVita, Inc.,
4.63%, 06/01/2030(c)	230,000	241,931
3.75%, 02/15/2031(c)	294,000	293,449
Global Medical Response, Inc., 6.50%, 10/01/2025(c)	669,000	689,906
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	696,000	712,398
		2,901,903
Homebuilding–1.66%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(c)	553,000	622,711
Lennar Corp., 4.75%, 11/15/2022	135,000	144,070
Meritage Homes Corp., 5.13%, 06/06/2027	175,000	194,873
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(c)	304,000	330,220
5.75%, 01/15/2028(c)	261,000	297,051
		1,588,925
Hotel & Resort REITs–0.37%
Service Properties Trust, 4.95%, 10/01/2029	373,000	350,387
Hotels, Resorts & Cruise Lines–1.08%
Carnival Corp.,
11.50%, 04/01/2023(c)	376,000	428,717
10.50%, 02/01/2026(c)	376,000	446,030
7.63%, 03/01/2026(c)	153,000	162,703
		1,037,450
	Principal Amount	Value
Household Products–0.73%
Energizer Holdings, Inc.,
7.75%, 01/15/2027(c)	$318,000	$347,216
4.75%, 06/15/2028(c)	70,000	73,322
4.38%, 03/31/2029(c)	273,000	278,992
		699,530
Housewares & Specialties–0.29%
Newell Brands, Inc.,
4.88%, 06/01/2025	182,000	201,338
5.88%, 04/01/2036	62,000	74,710
		276,048
Independent Power Producers & Energy Traders–1.14%
AES Corp. (The), 5.50%, 04/15/2025	174,000	179,668
AES Panama Generation Holdings SRL (Panama), 4.38%, 05/31/2030(c)	200,000	216,250
Calpine Corp., 5.00%, 02/01/2031(c)	660,000	696,465
		1,092,383
Industrial Machinery–2.99%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(c)	1,051,000	1,044,321
EnPro Industries, Inc., 5.75%, 10/15/2026	888,000	953,321
Mueller Industries, Inc., 6.00%, 03/01/2027	847,000	860,078
		2,857,720
Integrated Oil & Gas–2.96%
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	753,000	803,190
Occidental Petroleum Corp.,
2.70%, 08/15/2022	551,000	543,727
2.90%, 08/15/2024	340,000	317,560
6.38%, 09/01/2028	179,000	182,826
3.50%, 08/15/2029	314,000	275,252
6.20%, 03/15/2040	336,000	321,720
4.10%, 02/15/2047	499,000	392,506
		2,836,781
Integrated Telecommunication Services–5.26%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(c)	428,000	483,244
Altice France S.A. (France), 7.38%, 05/01/2026(c)	1,137,000	1,195,044
CommScope, Inc.,
6.00%, 03/01/2026(c)	501,000	529,214
8.25%, 03/01/2027(c)	169,000	182,309
Embarq Corp., 8.00%, 06/01/2036	759,000	913,134
Frontier Communications Corp.,
10.50%, 09/15/2022(d)	1,815,000	897,998
11.00%, 09/15/2025(d)	344,000	170,065
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	92,000	110,153
7.20%, 07/18/2036	433,000	555,604
		5,036,765
Interactive Media & Services–1.40%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(c)	460,000	449,289
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Interactive Media & Services–(continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(c)	$598,000	$464,571
6.63%, 08/15/2027(c)	743,000	427,002
		1,340,862
Internet & Direct Marketing Retail–0.39%
QVC, Inc., 5.45%, 08/15/2034	373,000	375,798
Internet Services & Infrastructure–0.28%
Arches Buyer, Inc.,
4.25%, 06/01/2028(c)	208,000	209,040
6.13%, 12/01/2028(c)	53,000	54,524
		263,564
Investment Banking & Brokerage–0.46%
NFP Corp., 6.88%, 08/15/2028(c)	416,000	436,280
IT Consulting & Other Services–0.76%
Gartner, Inc.,
4.50%, 07/01/2028(c)	401,000	421,551
3.75%, 10/01/2030(c)	295,000	307,263
		728,814
Leisure Products–0.39%
Mattel, Inc., 6.75%, 12/31/2025(c)	350,000	368,445
Managed Health Care–1.61%
Centene Corp.,
5.38%, 06/01/2026(c)	335,000	352,587
5.38%, 08/15/2026(c)	290,000	307,038
4.63%, 12/15/2029	280,000	307,355
3.00%, 10/15/2030	548,000	577,537
		1,544,517
Metal & Glass Containers–0.46%
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(c)	417,000	439,935
Movies & Entertainment–1.14%
Netflix, Inc.,
5.88%, 11/15/2028	441,000	533,374
5.38%, 11/15/2029(c)	470,000	561,791
		1,095,165
Oil & Gas Drilling–1.54%
Diamond Offshore Drilling, Inc., 4.88%, 11/02/2043(d)	226,000	17,356
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	92,000	74,265
5.25%, 11/15/2024	372,000	242,962
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(c)	605,000	599,328
6.88%, 04/15/2040(c)	479,000	510,135
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026(d)	628,000	29,456
		1,473,502
Oil & Gas Equipment & Services–0.79%
Oceaneering International, Inc., 6.00%, 02/01/2028	36,000	30,330
	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	$686,000	$724,286
		754,616
Oil & Gas Exploration & Production–7.62%
Antero Resources Corp.,
5.63%, 06/01/2023	494,000	442,747
5.00%, 03/01/2025	414,000	329,906
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(c)	378,000	400,680
CNX Resources Corp.,
7.25%, 03/14/2027(c)	669,000	708,317
6.00%, 01/15/2029(c)	357,000	361,463
Comstock Resources, Inc., 9.75%, 08/15/2026	649,000	687,356
Continental Resources, Inc.,
4.50%, 04/15/2023	109,000	111,924
3.80%, 06/01/2024	84,000	85,124
5.75%, 01/15/2031(c)	397,000	426,775
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	475,000	435,813
7.75%, 02/01/2028	308,000	283,650
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(c)	1,099,000	1,091,813
QEP Resources, Inc., 5.25%, 05/01/2023	140,000	119,910
SM Energy Co.,
10.00%, 01/15/2025(c)	349,000	356,634
6.75%, 09/15/2026	470,000	264,873
6.63%, 01/15/2027	90,000	50,850
Southwestern Energy Co.,
7.50%, 04/01/2026	115,000	119,968
7.75%, 10/01/2027	574,000	606,646
WPX Energy, Inc.,
5.75%, 06/01/2026	258,000	272,255
5.25%, 10/15/2027	64,000	67,628
5.88%, 06/15/2028	34,000	36,678
4.50%, 01/15/2030	28,000	29,050
		7,290,060
Oil & Gas Refining & Marketing–0.93%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	236,000	235,059
9.25%, 07/15/2024(c)	433,000	484,960
Parkland Corp. (Canada), 6.00%, 04/01/2026(c)	161,000	169,909
		889,928
Oil & Gas Storage & Transportation–5.21%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	59,000	55,807
5.75%, 03/01/2027(c)	67,000	61,179
5.75%, 01/15/2028(c)	632,000	570,317
EQM Midstream Partners L.P.,
6.50%, 07/01/2027(c)	354,000	390,786
5.50%, 07/15/2028	353,000	376,182
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029(c)	678,000	725,952
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(c)	$710,000	$700,397
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	742,000	376,101
7.50%, 04/15/2026	889,000	366,157
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	228,000	234,410
5.88%, 04/15/2026	267,000	281,518
5.50%, 03/01/2030(c)	115,000	124,839
4.88%, 02/01/2031(c)	108,000	115,047
Western Midstream Operating L.P.,
4.10%, 02/01/2025	176,000	175,891
4.75%, 08/15/2028	417,000	432,638
		4,987,221
Other Diversified Financial Services–1.30%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(c)	478,000	495,447
8.50%, 10/30/2025(c)	240,000	258,948
LPL Holdings, Inc., 5.75%, 09/15/2025(c)	474,000	491,784
		1,246,179
Packaged Foods & Meats–3.57%
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(c)	176,000	181,940
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(c)	536,000	603,188
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	373,000	519,469
5.00%, 06/04/2042	348,000	398,874
5.50%, 06/01/2050(c)	1,025,000	1,272,599
Post Holdings, Inc., 5.63%, 01/15/2028(c)	409,000	435,841
		3,411,911
Paper Products–1.41%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	420,000	421,838
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	870,000	929,647
		1,351,485
Personal Products–0.41%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(c)	355,000	390,056
Pharmaceuticals–3.80%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	413,478
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(c)	346,000	356,761
9.00%, 12/15/2025(c)	616,000	678,339
5.75%, 08/15/2027(c)	163,000	175,531
6.25%, 02/15/2029(c)	408,000	433,067
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(c)	99,000	109,126
6.00%, 06/30/2028(c)	125,000	98,875
	Principal Amount	Value
Pharmaceuticals–(continued)
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(c)	$172,000	$181,299
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	1,104,000	1,193,766
		3,640,242
Property & Casualty Insurance–0.26%
AmWINS Group, Inc., 7.75%, 07/01/2026(c)	229,000	248,135
Publishing–0.68%
Meredith Corp., 6.88%, 02/01/2026	653,000	650,959
Railroads–1.31%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(c)	1,255,000	1,256,437
Research & Consulting Services–0.41%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(c)	212,000	227,503
10.25%, 02/15/2027(c)	145,000	163,098
		390,601
Restaurants–1.67%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(c)	867,000	865,916
IRB Holding Corp.,
7.00%, 06/15/2025(c)	115,000	125,851
6.75%, 02/15/2026(c)	588,000	609,315
		1,601,082
Security & Alarm Services–0.50%
Brink’s Co. (The),
5.50%, 07/15/2025(c)	70,000	74,940
4.63%, 10/15/2027(c)	379,000	399,968
		474,908
Specialized Consumer Services–0.97%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	814,000	929,840
Specialized REITs–2.38%
Iron Mountain, Inc.,
5.25%, 03/15/2028(c)	473,000	495,763
5.25%, 07/15/2030(c)	524,000	556,095
4.50%, 02/15/2031(c)	357,000	364,615
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(c)	1,008,000	857,954
		2,274,427
Specialty Chemicals–0.51%
Element Solutions, Inc., 3.88%, 09/01/2028(c)	142,000	145,035
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(c)	335,000	344,568
		489,603
Specialty Stores–0.29%
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(c)	252,000	280,035
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Steel–0.70%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(c)		$433,000	$505,528
6.25%, 10/01/2040		181,000	160,411
			665,939
Systems Software–1.43%
Boxer Parent Co., Inc.,
7.13%, 10/02/2025(c)		143,000	154,592
9.13%, 03/01/2026(c)		565,000	610,172
Camelot Finance S.A., 4.50%, 11/01/2026(c)		572,000	599,527
			1,364,291
Technology Hardware, Storage & Peripherals–0.15%
Dell International LLC/EMC Corp., 8.10%, 07/15/2036(c)		97,000	139,821
Textiles–0.45%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)		491,000	429,625
Trading Companies & Distributors–0.82%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(c)(g)		430,000	413,875
WESCO Distribution, Inc., 7.25%, 06/15/2028(c)		331,000	372,324
			786,199
Wireless Telecommunication Services–1.66%
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021(d)		399,000	19,352
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(c)(d)		292,000	84,132
Sprint Corp.,
7.88%, 09/15/2023		1,059,000	1,221,821
7.63%, 02/15/2025		218,000	261,464
			1,586,769
Total U.S. Dollar Denominated Bonds & Notes (Cost $115,793,179)			116,632,213
Non-U.S. Dollar Denominated Bonds & Notes–2.63%(i)
Building Products–0.75%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(c)	EUR	579,000	718,950
Casinos & Gaming–0.17%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(c)	EUR	135,000	167,077
	Principal Amount		Value
Diversified Banks–0.84%
Erste Group Bank AG (Austria), 6.50%(c)(g)(h)	EUR	600,000	$800,488
Food Retail–0.76%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(c)	GBP	542,000	724,374
Textiles–0.11%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	101,989
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,456,004)			2,512,878
Variable Rate Senior Loan Interests–0.87%(j)(k)
Railroads–0.87%
Kenan Advantage Group, Inc. (The),
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%), 07/29/2022		$164,067	160,154
4.00%, (1 mo. USD LIBOR + 3.00%), 07/29/2022		689,933	673,482
Total Variable Rate Senior Loan Interests (Cost $832,682)			833,636

Asset-Backed Securities–0.46%
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050 (Cost $415,858)(c)		415,858	443,605
	Shares
Common Stocks & Other Equity Interests–0.12%
Oil & Gas Exploration & Production–0.12%
Whiting Petroleum Corp.(l) (Cost $316,368)		5,084	115,102
Money Market Funds–5.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(m)(n)		1,707,106	1,707,106
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(m)(n)		1,218,481	1,218,968
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)		1,950,978	1,950,978
Total Money Market Funds (Cost $4,443,907)			4,877,052
TOTAL INVESTMENTS IN SECURITIES–131.06% (Cost $124,257,998)			125,414,486
BORROWINGS–(31.93)%			(30,550,000)
OTHER ASSETS LESS LIABILITIES—0.87%			826,128
NET ASSETS–100.00%			$95,690,614
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $77,878,766, which represented 81.39% of the Trust’s Net Assets.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $2,094,154, which represented 2.19% of the Trust’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	Non-income producing security.
(m)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,845,572	$11,752,150	$(11,890,616)	$-	$-	$1,707,106	$1,242
Invesco Liquid Assets Portfolio, Institutional Class	1,421,814	8,955,730	(9,158,230)	(366)	20	1,218,968	2,022
Invesco Treasury Portfolio, Institutional Class	2,109,226	13,431,028	(13,589,276)	-	-	1,950,978	1,320
Total	$5,376,612	$34,138,908	$(34,638,122)	$(366)	$20	$4,877,052	$4,584

(n)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2021	Citibank N.A.	EUR	1,200,000	USD	1,422,397	$(12,074)
02/17/2021	Deutsche Bank AG	GBP	245,000	USD	324,778	(2,114)
02/17/2021	Goldman Sachs & Co.	GBP	257,000	USD	338,712	(4,192)
02/17/2021	Toronto Dominion Bank	EUR	115,000	USD	136,849	(621)
Total Forward Foreign Currency Contracts						$(19,001)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$116,632,213	$0	$116,632,213
Non-U.S. Dollar Denominated Bonds & Notes	—	2,512,878	—	2,512,878
Variable Rate Senior Loan Interests	—	833,636	—	833,636
Asset-Backed Securities	—	443,605	—	443,605
Common Stocks & Other Equity Interests	115,102	—	—	115,102
Money Market Funds	4,877,052	—	—	4,877,052
Total Investments in Securities	4,992,154	120,422,332	0	125,414,486
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(19,001)	—	(19,001)
Total Investments	$4,992,154	$120,403,331	$0	$125,395,485

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Income Trust II